CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 106,165	$ 106,773	$ 8,846
Accounts receivable, net	319,098	472,297	0
Receivable from the Technology Business Tax Certificate Transfer Program	0	3,357,144	2,209,715
Deferred cost of goods sold	456,741	569,036	0
Inventories, net	1,087,506	420,186	4,176
Prepaid expenses	566,099	447,355	522,041
Total Current Assets	2,535,609	5,372,791	2,744,778
Patents and intangible assets, net	148,997	149,391	4,942
Goodwill	135,000	135,000	0
Deposits	195,806	421,191	2,299
Total Assets	3,015,412	6,078,373	2,752,019
Current Liabilities:
Accounts payable and accrued expenses	3,420,437	5,089,488	2,846,181
Deferred Revenue	1,010,178	1,269,470	0
Obligations to be settled in stock	939,888	699,085	564,500
Customer prepayments		0	39,970
Derivative liability	1,332,000	318,000	227,000
Short-term debt, net of unamortized debt discount	1,038,257	1,276,358	1,144,375
Short-term debt to affiliates, net of unamortized debt discount	4,219,846	2,843,728	2,441,622
Total current liabilities	11,960,606	11,496,129	7,263,648
Long-term debt	151,098	103,912	39,584
Long-term debt, net to affiliates	0	1,425,522	0
Total liabilities	12,111,704	13,025,563	7,303,232
Commitments and Contingencies
Preferred stock, Convertible Series G, authorized 400,000 par $1, stated Value $50: 217,528 and 198,074 shares issued and outstanding	9,280,126	8,743,284	7,147,465
Preferred stock, par value $1:
Common stock, par value $0.001; authorized 2,000,000,000 shares; issued and outstanding 73,229,104 and 62,461,448 shares, respectively	73,230	62,462	48,708
Additional paid-in capital	70,619,370	68,789,021	68,606,679
Accumulated deficit	(89,264,063)	(84,737,002)	(80,549,110)
Total Stockholders' Deficit	(18,376,418)	(15,690,474)	(11,698,678)
Total Liabilities and Stockholders' Deficit	3,015,412	6,078,373	2,752,019
Convertible Series B
Preferred stock, par value $1:
Preferred stock	130,282	130,282	130,282
Total Stockholders' Deficit		130,282	130,282
Cumulative Series C
Preferred stock, par value $1:
Preferred stock	64,763	64,763	64,763
Total Stockholders' Deficit		64,763	64,763
Convertible Series D
Preferred stock, par value $1:
Preferred stock	0	0	0
Total Stockholders' Deficit		0	0
Convertible Series E
Preferred stock, par value $1:
Preferred stock	0	0	0
Total Stockholders' Deficit		0	0
Convertible Series F
Preferred stock, par value $1:
Preferred stock	0	0	0
Total Stockholders' Deficit		$ 0	$ 0